Shareholders' equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of share issued	2,420,804,398	2,420,804,398
Number of shares authorised	4,450,000,000
Accumulated amount of benefits	R$ 2,362,239	R$ 2,124,411
Mandatory dividend percentage	25.00%
Distribution costs	R$ 1,600,000	1,400,000
Additional amounts	1,310,000	600,000
Dividends	2,910,000	2,000,000
Dividend payables	647,872	661,494
Unpaid return on equity	89,143	61,494
Other Equity Interest Three [Member]
IfrsStatementLineItems [Line Items]
Dividend payables	647,872	661,494
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Addition amount paid	655,000	558,729
Expansion reserve	7,734,000	7,573,000
J S C P [Member]
IfrsStatementLineItems [Line Items]
Dividend amount	1,470,470	807,799
Controlling and non controlling shareholders	R$ 704,459	R$ 391,402